Post-employment benefit plans - Components of Post-Employment Benefit (Obligations) Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	$ 2,374
Interest on obligations	102	$ 66
Actuarial gains	881	984
Post-employment benefit obligations, December 31	3,159	2,374
Post-employment benefit assets	4,310	3,578
Post-employment benefit obligations	(1,151)	(1,204)
Experience gains included in actuarial gains	391	809
Actual return on plan assets	$ 1,529	$ 1,848
Actual return on plan assets, percent	6.40%	8.10%
Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	$ (21,188)	$ (21,669)
Current service cost	(126)	(135)
Interest on obligations	(972)	(976)
Actuarial gains	473	214
Benefit payments	1,473	1,419
Employee contributions	(7)	(8)
Business combinations	(224)	(33)
Other	(2)	0
Post-employment benefit obligations, December 31	(20,573)	(21,188)
Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	24,558	24,098
Expected return on plan assets	1,121	1,078
Actuarial gains	408	770
Benefit payments	(1,473)	(1,419)
Employer contributions	109	109
Employee contributions	7	8
Transfers to DC plans	(127)	(132)
Business combinations	201	47
Refundable tax	(6)	0
Other	(1)	(1)
Post-employment benefit obligations, December 31	24,797	24,558
Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	3,370
Post-employment benefit obligations, December 31	4,224	3,370
Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(960)
Interest on obligations	(47)	(36)
Post-employment benefit obligations, December 31	(1,018)	(960)
DB pension plans
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	3,058
Current service cost	(125)	(134)
Interest on obligations	133	99
Post-employment benefit obligations, December 31	3,816	3,058
Post-employment benefit assets	4,310	3,578
Post-employment benefit obligations	(494)	(520)
DB pension plans | Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(20,134)	(20,595)
Current service cost	(125)	(134)
Interest on obligations	(924)	(927)
Actuarial gains	437	214
Benefit payments	1,404	1,349
Employee contributions	(7)	(8)
Business combinations	(181)	(33)
Other	(2)	0
Post-employment benefit obligations, December 31	(19,532)	(20,134)
DB pension plans | Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	24,188	23,768
Expected return on plan assets	1,104	1,062
Actuarial gains	401	737
Benefit payments	(1,404)	(1,349)
Employer contributions	50	48
Employee contributions	7	8
Transfers to DC plans	(127)	(132)
Business combinations	201	47
Refundable tax	(6)	0
Other	(1)	(1)
Post-employment benefit obligations, December 31	24,413	24,188
DB pension plans | Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	4,054
Post-employment benefit obligations, December 31	4,881	4,054
DB pension plans | Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(960)
Interest on obligations	(47)	(36)
Post-employment benefit obligations, December 31	(1,018)	(960)
OPEB plans
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(684)
Current service cost	(1)	(1)
Interest on obligations	(31)	(33)
Post-employment benefit obligations, December 31	(657)	(684)
Post-employment benefit assets	0	0
Post-employment benefit obligations	(657)	(684)
OPEB plans | Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(1,054)	(1,074)
Current service cost	(1)	(1)
Interest on obligations	(48)	(49)
Actuarial gains	36	0
Benefit payments	69	70
Employee contributions	0	0
Business combinations	(43)	0
Other	0	0
Post-employment benefit obligations, December 31	(1,041)	(1,054)
OPEB plans | Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	370	330
Expected return on plan assets	17	16
Actuarial gains	7	33
Benefit payments	(69)	(70)
Employer contributions	59	61
Employee contributions	0	0
Transfers to DC plans	0	0
Business combinations	0	0
Refundable tax	0	0
Other	0	0
Post-employment benefit obligations, December 31	384	370
OPEB plans | Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(684)
Post-employment benefit obligations, December 31	(657)	(684)
OPEB plans | Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	0
Interest on obligations	0	0
Post-employment benefit obligations, December 31	$ 0	$ 0